Equity Incentive Plan	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Equity Incentive Plan
The Scorpio Bulkers Inc. 2013 Equity Incentive Plan (the “Plan”) was approved by the Company’s Board and became effective on September 30, 2013 and was last amended effective on May 26, 2015, and September 15, 2015. Adjustments may be made to outstanding awards in the event of a corporate transaction or change in capitalization or other extraordinary event. In the event of a “change in control” (as defined in the plan), unless otherwise provided by the plan administrator in an award agreement, awards then outstanding will become fully vested and exercisable in full. Our Board may amend or terminate the plan and may amend outstanding awards, provided that no such amendment or termination may be made that would materially impair any rights, or materially increase any obligations, of a grantee under an outstanding award. Shareholder approval of plan amendments will be required under certain circumstances. As of December 31, 2015 we reserved a total of 1,480,748 common shares, for issuance under the Plan, subject to adjustment for changes in capitalization as provided in the Plan. Our Plan is administered by our Compensation Committee. The Plan will remain in effect until the tenth anniversary of the date on which the Plan was adopted by the Board, unless terminated, or extended by the Board. After this date, no further awards shall be granted pursuant to the Plan, but previously granted awards will remain outstanding in accordance with their applicable terms and conditions.
Under the Plan, the Company is permitted to grant incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units and unrestricted common shares.
Under the terms of the Plan, stock options and stock appreciation rights granted under the Plan will have an exercise price equal to the fair market value of a common share on the date of grant, unless otherwise determined by the plan administrator, but in no event will the exercise price be less than the fair market value of a common share on the date of grant. Options and stock appreciation rights will be exercisable at times and under conditions as determined by the plan administrator, but in no event will they be exercisable later than ten years from the date of grant. The Company did not grant any option awards or stock appreciation rights under the Plan during the two years ended December 31, 2015 or during the period from March 20, 2013 (date of inception) to December 31, 2013.
The plan administrator may grant shares of restricted stock and awards of restricted stock units subject to vesting, forfeiture and other terms and conditions as determined by the plan administrator. Generally, restricted stock granted under the Plan vests in one of the following manners: (a) annually in three equal installments, if the independent director has continued to serve on the board of directors from the grant date to the applicable vesting date or (b) serial vest on each of the second, third and fourth anniversaries of the date of grant so long as the award recipient is employed on such date. The Company recognizes share-based compensation expense (see Note 1, Summary of Significant Accounting Polices) over this three-year period or four-year period, as applicable.
The company recorded share-based compensation expense of $24,599, $23,869 and $3,359 for the years ended December 31, 2015 and 2014 and for the period from March 20, 2013 (date of inception) to December 31, 2013, respectively, related to restricted stock awards.
A summary of activity for restricted stock awards during the years ended December 31, 2015 and 2014 and for the period from March 20, 2013 (date of inception) to December 31, 2015:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and nonvested, March 20, 2013	—	$—
Granted	405,156	115.97
Vested	—	—
Outstanding and nonvested, December 31, 2013	405,156	115.97
Granted	179,014	111.71
Vested	(2,499)	116.40
Outstanding and nonvested, December 31, 2014	581,671	114.66
Granted	804,035	20.03
Vested	(137,543)	115.90
Outstanding and nonvested, December 31, 2015	1,248,163	$53.56

As of December 31, 2015, unrecognized compensation cost of $31,262 relating to unvested restricted stock will be recognized over the weighted average period of 1.06 years During 2015, restricted stock with a fair value of approximately $2,249 vested. No awards were forfeited or canceled during 2015.